MARKETABLE SECURITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Interest receivable	280
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities maturity year	3 years
Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities maturity year	1 year